SHARE CAPITAL (Details) NOK / shares in Units, $ / shares in Units, NOK in Millions				1 Months Ended						3 Months Ended				12 Months Ended
	Oct. 24, 2016 $ / shares shares	Aug. 01, 2016 shares	Mar. 31, 2015 USD ($) company shares	Feb. 29, 2016 USD ($) shares	Feb. 29, 2016 NOK NOK / shares shares	Mar. 31, 2015 USD ($) company shares	Sep. 30, 2014 company $ / shares shares	Apr. 30, 2014 company $ / shares shares	Feb. 28, 2014 shares	Dec. 31, 2016 shares	Mar. 31, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Mar. 31, 2015 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 23, 2016 USD ($) $ / shares shares	Sep. 22, 2016 USD ($) $ / shares shares	Aug. 01, 2016 USD ($) $ / shares shares	Feb. 22, 2016 USD ($) $ / shares shares	Feb. 21, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 18, 2015 USD ($) $ / shares shares	Sep. 17, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 15, 2014 $ / shares	Dec. 31, 2013 USD ($) shares
Increase (decrease) in Equity [Roll Forward]
Balance at beginning of year (in shares)		529,728,928									34,535,128			34,535,128
Number of shares issued as consideration						6,200,000
Shares issued (in shares)				68,700,000	68,700,000
Balance at end of year (in shares)		105,945,238	22,246,336.000			22,246,336.000				105,965,192			22,246,336.000	105,965,192	34,535,128
Common stock, value, authorized | $																		$ 7,500,000	$ 6,000,000	$ 6,000,000	$ 6,000,000	$ 5,000,000		$ 5,000,000	$ 2,000,000
Common stock, shares, authorized																		150,000,000	120,000,000	120,000,000	600,000,000	500,000,000		500,000,000	200,000,000
Share capital, par value (in dollars per share) | $ / shares	$ 0.05																$ 0.05	$ 0.05	$ 0.05	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | $																	$ 1,238,719,000						$ 1,158,649,000				$ 884,273,000
Entity Common Stock, Shares Outstanding																	105,965,192
Number of SPCs acquired						12										13
Reverse stock split		0.2
Share-based Goods and Nonemployee Services Transaction, Value of Securities Issued | $			$ 127,100,000
Value of newbuildings acquired under common control transaction | $																										$ 78,200,000
Proceeds from Contributed Capital | $						$ 59,700,000
Net proceeds from share issuance | $											$ 205,400,000			$ 205,355,000	$ 0	$ 0
Proceeds From Issuance Of Private Placement, Gross | $											208,000,000
Payments of Stock Issuance Costs | $											$ 2,600,000
Common stock shares outstanding (in shares)		105,945,238	22,246,336.000			22,246,336.000				105,965,192	34,535,128		22,246,336.000	34,535,128	34,535,128		105,965,192			105,945,238			34,535,128			22,246,336.000
Equity Incentive Plan 2010 [Member]
Increase (decrease) in Equity [Roll Forward]
Stock Issued During Period, Shares, Share-based Compensation, Gross	19,954
Common Stock $0.05 Par Value [Member]
Increase (decrease) in Equity [Roll Forward]
Common stock, shares, authorized																											150,000,000
Share capital, par value (in dollars per share) | $ / shares																											$ 0.05
Common Stock, Par or Stated Value | $																	$ 7,500,000						$ 0
Common Stock $0.01 Par Value [Member]
Increase (decrease) in Equity [Roll Forward]
Common stock, shares, authorized																							500,000,000
Share capital, par value (in dollars per share) | $ / shares																							$ 0.01
Common Stock, Par or Stated Value | $																	0						$ 5,000,000
Common Stock [Member]
Increase (decrease) in Equity [Roll Forward]
Number of shares issued as consideration								3,100,000
cancellation														(548)	(11,298)	0
Common Stock [Member] | Equity Incentive Plan 2010 [Member]
Increase (decrease) in Equity [Roll Forward]
settlement of RSUs									22,025.6
Frontline 2012 [Member]
Increase (decrease) in Equity [Roll Forward]
Number of SPCs acquired | company			12			12	13	5
Value of cash acquired under common control transaction | $																										$ 108,600,000
Number of SPC			12
Proceeds from Contributed Capital | $			$ 59,700,000
Frontline 2012 [Member] | Common Stock [Member]
Increase (decrease) in Equity [Roll Forward]
Number of shares issued as consideration			6,200,000				6,200,000	3,100,000
Share price (in USD per share) | $ / shares							$ (57.55)	$ (62.70)																		$ (20.5)
Merger with former Golden Ocean [Member] | Common Stock [Member]
Increase (decrease) in Equity [Roll Forward]
Business Combination, Number of Shares Issued																										12,300,090
Management [Member] | Common Stock [Member]
Increase (decrease) in Equity [Roll Forward]
settlement of RSUs										19,954
Frontline 2012 [Member]
Increase (decrease) in Equity [Roll Forward]
Number of SPCs acquired | company						12	13	5
Frontline 2012 [Member] | Common Stock [Member]
Increase (decrease) in Equity [Roll Forward]
Number of shares issued as consideration						6,200,000	6,200,000	3,100,000					6,200,000
Share price (in USD per share) | $ / shares								$ (62.7)																		$ (20.5)		$ (57.55)
Former Golden Ocean [Member] | Merger with former Golden Ocean [Member] | Common Stock [Member]
Increase (decrease) in Equity [Roll Forward]
merger with the Former Golden Ocean																										12,300,090
Business Combination, Number of Shares Canceled																										10,390
Former Golden Ocean [Member] | Merger with former Golden Ocean [Member] | Fractional shares [Member]
Increase (decrease) in Equity [Roll Forward]
Business Combination, Number of Shares Canceled																										908
Additional Paid in Capital [Member]
Increase (decrease) in Equity [Roll Forward]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | $																	201,864,000						0				$ 772,863,000		$ 183,535,000
Transfer to contributed surplus | $												$ 1,207,448,000		$ 0	$ 1,207,448,000	$ 0
Common Stock [Member]
Increase (decrease) in Equity [Roll Forward]
Balance at beginning of year (in shares)											34,535,128		16,024,310	34,535,128	16,024,310	6,094,412.2
Shares issued (in shares)														71,430,612	18,522,116	9,929,897.8
Balance at end of year (in shares)										105,965,192				105,965,192	34,535,128	16,024,310
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | $																	$ 5,299,000						$ 1,727,000				$ 801,000		$ 305,000
Common stock shares outstanding (in shares)										105,965,192	34,535,128		16,024,310	34,535,128	16,024,310	6,094,412.2	105,965,192						34,535,128				16,024,310		6,094,412.2
Private Placement [Member] | Common Stock [Member]
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)														68,736,800
cancellation														(548)	(11,298)
Private Placement [Member] | Common Stock [Member]
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)				68,736,800	68,736,800
Share price (in USD per share) | NOK / shares					NOK (25.00)
Proceeds from (Repurchase of) Equity				$ 200,000,000	NOK 1,700.0
Share Trading Restriction Period				6 months	6 months
Subsequent Offering [Member] | Common Stock [Member]
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)														2,673,858
Subsequent Offering [Member] | Common Stock [Member]
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)				2,673,858	2,673,858
Share price (in USD per share) | NOK / shares					NOK (25.00)
Sale Of Stock, Consideration Receivable Threshold On Transaction				$ 20,000,000	NOK 171.8
Proceeds from (Repurchase of) Equity				$ 7,800,000	NOK 66.8
Sale Of Stock, Number Of Shares Authorized				6,873,680	6,873,680
Scenario, Previously Reported [Member]
Increase (decrease) in Equity [Roll Forward]
Common stock, value, authorized | $																				$ 6,000,000
Common stock, shares, authorized																				600,000,000
Share capital, par value (in dollars per share) | $ / shares																			$ 0.05	$ 0.01